Note 7 - Intangibles	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
7.	INTANGIBLES

	Software and Web Development	Content Platform	Content Development	Total
Cost, January 1, 2017	$9,239,088	$1,477,112	$2,474,020	$13,190,220
Additions	482,706	-	1,107,713	1,590,419
Cost, June 30, 2017	$9,721,794	$1,477,122	$3,581,733	$14,780,639
Impairment	(482,707)	-	(1,107,713)	(1,590,420)
Cost, December 31, 2017	9,239,087	1,477,112	2,474,020	13,190,219
Cost, June 30, 2018	$9,239,088	$1,477,112	$2,474,020	$13,190,219

Accumulated depreciation, January 1, 201 7	$8,229,946	$1,477,112	$483,152	$10,190,210
Charge for the period	335,498	-	266,176	601,674
Accumulated depreciation, June 30, 2017	$8,565,444	$1,477,112	$749,328	$10,791,884
Charge for the period	221,626	-	228,628	450,254
Impairment	452,018	-	1,496,063	1,948,081
Accumulated depreciation, December 31, 2017	9,239,088	1,477,112	2,474,019	$13,190,219
Accumulated depreciation, June 30, 2018	$9,239,088	$1,477,112	$2,474,019	$13,190,219

Net book value, December 31, 2017	$-	$-	$-	$-
Net book value, June 30, 2018	$-	$-	$-	$-

The Company began commercial production and sale of its services and products during
2009.
In
2018,
the Company continued to maintain and upgrade its ELL Technologies’ suite of products and invested
$337,436
(
2017
-
$1,590,420
). The ELL Technologies’ suite of products includes
five
different products, each designed to suit the needs of different demographic groups. The Company has started the commercial production and sale of three
of the
five
products.

The Company previously capitalized all development costs related to its software web development, content platform, and content development through to
December 31, 2016.
During the year ended
December 31, 2017,
there was uncertainty with respect to feasibility and profitability of the projects due to sales not
achieving forecasted levels and a resulting decline in expected future cash flows from their intended use.  Consequently, the benefit of these development costs may
not
be realized as soon as previously expected and, as such, the costs incurred during the year ended
December 31, 2017
and the period ended
June 30, 2018
were expensed rather than capitalized as they did
not
meet the criteria for capitalization.